Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
	At December 31,
	2023	2022	2021
(in Euros)	(Euro)
Cash in bank	€3,687,402	€29,790,838	€37,236,089
Cash in hand & prepaid cards	4,018	4,018	4,073
Total	€3,691,420	€29,794,856	€37,240,162

Schedule of fair values due to short-term nature of assets and liabilities

The carrying values of the Company’s R&D tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	December 31, 2023
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€3,691,420	3,691,420	€-	€-
Marketable Securities	15,084,284	15,084,284	-	-

Total financial assets	€18,775,704	€18,775,704	€-	€-

	December 31, 2022
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€29,794,856	29,794,856	€-	€-
Total financial assets	€29,794,856	€29,794,856	€-	€-

	December 31, 2021
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€37,240,162	37,240,162	€-	€-
Total financial assets	€37,240,162	€37,240,162	€-	€-